Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2026 CNY (¥)	Aug. 29, 2025 USD ($)	Mar. 31, 2023 USD ($)
Cash, Uninsured Amount	$ 3,320		$ 3,104
Restricted Cash, Current	238,702
Notes receivable	$ 1,990,228
Note receivable collected percentage	81.60%	81.60%
Accounts and Financing Receivable, Allowance for Credit Loss			0
Allowance for expected credit losses for accounts receivable	$ 290,403		169,297	94,046			$ 3,887
Recognized allowance for expected credit losses on accounts receivable	109,078		76,146	91,020
Allowance for expected credit losses advances to suppliers	17,030
Recognized allowance for expected credit losses advances to suppliers	16,541
Deferred offering costs						$ 2,120,858
Impairments of long lived assets	0		0
Damage or losses on transportation services	63,552		257,158	184,188
Insurance indemnity	135,894		171,718	128,442
Recognized contract assets	38,343		31,709
[custom:GovernmentSubsidies]	124,794		16,642	27,202
Government subsidy income	121,656	¥ 864,000
Employee contributions	$ 302,131		290,113	$ 317,537
VAT tax rate	9.00%	9.00%
Rental income percentage	6.00%	6.00%
Accumulated other comprehensive loss	$ 226,287
CHINA
Cash, Uninsured Amount	1,588,970		832,398
CHINA | Credit Risk [Member]
Deposits	72,000				¥ 500,000
Cash, FDIC Insured Amount	1,588,970
HONG KONG
Cash, Uninsured Amount	1,462,580		$ 10,907
HONG KONG | Credit Risk [Member]
Deposits	$ 102,000				¥ 800,000